Schedule of Income Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income (loss) per common share
Net income (loss) for the period	$ 1,791,149	$ (2,880,886)	$ 898,591	$ (6,402,277)
Diluted income (loss) per share	212,429,683	164,435,826	205,950,811	161,868,334
Net income (loss) per share – basic	$ 0.01	$ (0.02)	$ 0.00	$ (0.04)
Dilutive effect of convertible debentures			(370,121)
Dilutive effect of warrants on net income
Diluted net income (loss) for the period			$ 528,470	$ (6,402,277)
Stock options and RSUs			63,850,470
Weighted average number of common shares - fully diluted	314,666,701	165,076,880	269,801,281	161,868,334
Net income (loss) per share - fully diluted	$ 0.01	$ (0.02)	$ 0.00	$ (0.04)